Derivatives and Hedging - Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives [Abstract]
Other comprehensive income (loss) before reclassifications		$ 1,936	$ 677
Amounts reclassified out of accumulated other comprehensive income	[1]	(2,108)	(76)
Other comprehensive income (loss), net		$ (172)	$ 601

[1]	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses. In the Year ended December 31, 2025, $95 thousand, $1,283 thousand, $429 thousand and $301 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the Year ended December 31, 2024, $3 thousand, $49 thousand, $15 thousand and $9 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.